Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and cash equivalents	$ 562.7	$ 365.0
Restricted cash	5.0	5.0
Restricted cash - Asbestos	37.9	45.8
Total	$ 605.6	$ 415.8	$ 185.6	$ 271.9